Note 27 - Share-based Expenses - Other Equity Share Units Granted (Details) - Cash-settled awards [member]	1 Months Ended	12 Months Ended
	Jul. 31, 2017	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Grants	52,282
Settlements		(44,985)	(26,864)
Total awards outstanding December 31		7,297	16,384
Estimated awards expected to vest at December 31		100.00%	100.00%
July 2017 [member]
Statement Line Items [Line Items]
Grants		37,330	37,330
August 2018 [member]
Statement Line Items [Line Items]
Grants		5,918	5,918
August 2019 [member]
Statement Line Items [Line Items]
Grants		9,034